Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 1,655,549	$ 13,916,155
Restricted cash	2,638,468
Accounts receivable, net	5,167,701	6,861,672
Notes receivable	868,679
Inventories, net	18,330,516	3,105,673
Due from related parties	400,022	65,278
Short-term investment	3,336,256	5,961,605
Prepaid expenses and other current assets	12,240,642	4,435,175
TOTAL CURRENT ASSETS	44,637,833	34,345,558
NON-CURRENT ASSETS
Restricted cash		700,060
Long term prepayments and other non-current assets	3,850,985	10,244,917
Plant, property and equipment, net	41,468,383	3,351,321
Land use rights, net	10,083,242
Intangible assets, net	3,962,650	3,594,977
Long-term investments	3,019,281	5,381,441
Operating lease right-of-use assets		224,773
Deferred tax assets		852,037
TOTAL NON-CURRENT ASSETS	62,384,541	24,349,526
TOTAL ASSETS	107,022,374	58,695,084
CURRENT LIABILITIES
Accounts payable	12,259,772	34,486
Note payable	3,876,748
Deferred revenue	347,231	179,407
Deferred revenue - related parties	347,471
Deferred government subsidy	2,871,665
Due to related parties	885,150
Income taxes payable	506,638	1,076,518
Operating lease liabilities, current		99,569
Long-term payable, current	3,706,628
Consideration payable, current	582,381
Accrued expenses and other current liabilities	639,761	330,902
TOTAL CURRENT LIABILITIES	26,023,445	1,720,882
NON-CURRENT LIABILITIES
Long term payable, non-current	4,078,843
Consideration payable, non-current	3,358,906
Deferred tax liabilities, net	199,583
TOTAL NON-CURRENT LIABILITIES	7,637,332
TOTAL LIABILITES	33,660,777	1,720,882
EQUITY
Ordinary shares (500,000,000 shares authorized; $0.0001 par value, 24,528,000 shares issued and outstanding as of December 31, 2021; 25,361,550 shares issued and outstanding as of December 31, 2022)	2,536	2,453
Additional paid-in capital	34,696,702	31,966,816
Statutory reserves	2,477,940	2,473,801
(Accumulated deficits) Retained earnings	(5,148,529)	17,259,976
Accumulated other comprehensive (loss) income	(906,444)	2,148,906
TOTAL SHAREHOLDERS’ EQUITY ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	31,122,205	53,851,952
Non-controlling interests	42,239,392	3,122,250
TOTAL EQUITY	73,361,597	56,974,202
TOTAL LIABILITIES AND EQUITY	$ 107,022,374	$ 58,695,084